LONG-TERM DEBT AND SHORT-TERM DEBT (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Jun. 30, 2019 USD ($)	Feb. 01, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2016 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)
Long-term Debt						$ 261,950
Short-term debt and current portion of long-term debt (including short-term debt and current portion of long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2019 and February 29, 2020, respectively)							$ 210,027
Facilities agreement of 2016
Repayment of debt	$ 195,000
Swap one | Facilities agreement of 2016
Notional amount						$ 30,000
Interest rate (as a percent)						3.46%
Swap two | Facilities agreement of 2016
Notional amount						$ 30,000
Interest rate (as a percent)						4.10%
Swap three | Facilities agreement of 2016
Notional amount						$ 50,000
Interest rate (as a percent)						4.14%
Short-term Loan Agreement
Debt instrument term (in years)				1 year
Short-term debt and current portion of long-term debt (including short-term debt and current portion of long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2019 and February 29, 2020, respectively)				$ 14,945
Facilities agreement of 2016
Debt instrument term (in years)					3 years
Maximum borrowing capacity					$ 400,000
Commiment Fee, Percentage					0.75%
Debt instrument, issue costs					$ 12,000
Facilities agreement of 2016 | Bullet maturity loan
Debt instrument term (in years)					3 years
Maximum borrowing capacity					$ 225,000
Facilities agreement of 2016 | Revolving facility
Debt instrument term (in years)					3 years
Maximum borrowing capacity					$ 175,000
Facilities agreement of 2016 | Revolving facility | LIBOR
Basis points					.250
Facilities agreement of 2019
Debt instrument term (in years)		3 years
Maximum borrowing capacity		$ 600,000
Commiment Fee, Percentage		0.35%
Debt instrument, issue costs		$ 12,600
Facilities agreement of 2019 | LIBOR
Basis points		175
Facilities agreement of 2019 | Bullet maturity loan
Debt instrument term (in years)		3 years				3 years
Maximum borrowing capacity		$ 270,000				$ 270,000
Facilities agreement of 2019 | Revolving facility
Debt instrument term (in years)		3 years
Maximum borrowing capacity		$ 330,000
Facilities Agreement of Zhenjiang
Debt instrument term (in years)			8 years
Maximum borrowing capacity | ¥			¥ 1,800
Basis points			39